Financing Receivables	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Receivables [Abstract]
Financing Receivables

NOTE 5. FINANCING RECEIVABLES

Our net investment in sales-type leases are considered financing receivables. As our portfolio of financing receivables primarily arise from the leasing of our dispensing equipment, the methodology for determining our allowance for credit losses is based on the collective population and not stratified by class or portfolio segment. Allowances for credit losses on the entire portfolio are based on historical experience loss rates and the potential impact of anticipated changes in business practices, market dynamics, and economic conditions. We also reserve individual balances based on the evaluation of customers’ specific circumstances. We write off amounts that are deemed uncollectible. Financing receivables are generally considered past due 30 days after the billing date. We do not accrue interest on past due financing receivables.

The change in the allowance for credit losses on financing receivables for the three months ended September 30, 2013 consisted of the following:

(in millions)
Balance of allowance for credit losses – June 30, 2013	$7
Charge-offs	(1)
Recoveries	—
Provisions	—

Balance of allowance for credit losses – September 30, 2013	$6

The following table summarizes the credit losses and recorded investment in sales-type leases as of September 30, 2013:

(in millions)
Allowance for credit losses:
Balance at September 30, 2013	$6

Balance: individually evaluated for impairment	$1

Balance: collectively evaluated for impairment	$5

Net Investment in Sales-Type Leases:
Balance at September 30, 2013	$1,313

Balance: individually evaluated for impairment	$3

Balance: collectively evaluated for impairment	$1,310

NOTE 8. FINANCING RECEIVABLES

Our net investment in sales-type leases are considered financing receivables. As our portfolio of financing receivables primarily arise from the leasing of our dispensing equipment, the methodology for determining our allowance for credit losses is based on the collective population and not stratified by class or portfolio segment. Allowances for credit losses on the entire portfolio are based on historical experience loss rates and the potential impact of anticipated changes in business practices, market dynamics, and economic conditions. We also reserve individual balances based on the evaluation of customers’ specific circumstances. We write off amounts that are deemed uncollectible. Financing receivables are generally considered past due 30 days after the billing date. We do not accrue interest on past due financing receivables.

The change in the allowance for credit losses on financing receivables for the years ended June 30, 2013 and 2012, consisted of the following:

(in millions)
Balance of allowance for credit losses — June 30, 2011	$9
Charge-offs	(2)
Recoveries	1
Provisions	2

Balance of allowance for credit losses — June 30, 2012	$10

Charge-offs	(2)
Recoveries	—
Provisions	(1)

Balance of allowance for credit losses — June 30, 2013	$7

The following table summarizes the credit losses and recorded investment in sales-type leases as of June 30, 2013:

(in millions)
Allowance for credit losses:
Ending Balance at June 30, 2013	$7

Ending Balance: individually evaluated for impairment	$1

Ending Balance: collectively evaluated for impairment	$6

Net Investment in Sales-Type Leases:
Ending Balance at June 30, 2013	$1,352

Ending Balance: individually evaluated for impairment	$1

Ending Balance: collectively evaluated for impairment	$1,351